               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                                 ANNUAL REPORT

Dear Investor:

We are pleased to report that the Transamerica Occidental's Separate Account Fund B continued its excellent performance in the first half of 1998. The Portfolio generated a total return of 24.00% for the six months ended June 30, 1998 versus the S&P 500's return of 17.71%. Leading technology names like Dell Computer and Microsoft contributed to the Portfolio's performance. New additions to the Portfolio such as IMS Health and Sodexho Marriott Services also helped bolster the Portfolio's returns.

At the beginning of the year, we expected more temperate results from the stock market based on weakening Asian economies and unsustainability of 20% plus stock market returns. Asia continues to be a problem because of overcapacity and weakening currencies. The stock market's recent correction reflects not only the Asian dilemma but also some pullback from the strong first half performance. The market is most likely discounting slower economic and profit growth. In our view, this correction is short-term and not out of the ordinary,

Our long-term outlook is still positive given the tremendous demand for savings and investment products and the increasing importance of technology investment to the economy. The Portfolio continues with its positions in leading financial services firms as well as the leading technology companies that control industry standards. Additional stock selections has focused on companies that have a unique position in their respective industries such as IMS Health, the leading provider of health care information to large pharmaceutical companies and Sodexho Marriott Services, the leading contract food service and facilities management company in North America.

Thank you for your continued investment in the Separate Account Fund B.

                                  Gary U. Rolle

                                  Gary U. Rolle
                                             Chairman,
                                Board of Managers
                                             Transamerica Occidental's
                                             Separate Account Fund B

                       TABLE OF ACCUMULATION UNIT VALUES



                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------

June, 1988.....................     2.933292
September, 1988................     3.012913
December, 1988.................     2.974378
March, 1989....................     3.222322
June, 1989.....................     3.704618
September, 1989................     4.126660
December, 1989.................     3.975169
March, 1990....................     3.879319
June, 1990.....................     4.124224
September, 1990................     3.268967
December, 1990.................     3.518587
March, 1991....................     4.337042
June, 1991.....................     4.288242
September, 1991................     4.480883
December, 1991.................     4.908113
March, 1992....................     4.895752
June, 1992.....................     4.798707
September, 1992................     4.981578
December, 1992.................     5.580041
March, 1993....................     5.893141
June, 1993.....................     6.139891




                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------

September, 1993................   $ 6.868266
December, 1993.................     6.851062
March, 1994....................     6.629959
June, 1994.....................     6.325672
September, 1994................     6.905430
December, 1994.................     7.364882
March, 1995....................     8.376121
June, 1995.....................     9.806528
September, 1995................    11.275672
December, 1995.................    11.163517
March, 1996....................    11.495829
June, 1996.....................    12.356950
September, 1996................    13.007681
December, 1996.................    14.289273
March, 1997....................    14.574090
June, 1997.....................    18.948025
September, 1997................    22.762719
December, 1997.................    20.822981
March, 1998....................    24.769837
June, 1998.....................    26.122076


The table above covers the period from June, 1988, to June, 1998. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 1998



Number
  of                                                 Market
Shares                  Common Stock                Value (1)
------                  ------------                ---------

          AGRICULTURAL BIOTECHNOLOGY (2.91%)
                                                   $ 2,482,500
          Pioneer Hi-Bred International, Inc. ....
                                                   -----------
          BUSINESS SERVICES (3.97%)
101,576   First Data Corporation..................   3,383,700
                                                   -----------
          CHEMICALS (2.98%)
                                                     2,543,750
          Minerals Technologies, Inc. ............
                                                   -----------
          COMMERCIAL SERVICES (8.63%)
                                                     3,150,000
          Nielsen Media Research..................
                                                     4,205,000
          Sodexho Marriott Services, Inc.*........
                                                   -----------
                                                     7,355,000
                                                   -----------
          COMPUTERS & BUSINESS EQUIPMENT (14.15%)
90,000    Dell Computer Corporation*..............  12,065,560
                                                   -----------
          CONGLOMERATES (3.32%)
30,000    Gillette Company........................   2,834,350
                                                   -----------
          CONTAINERS & PACKAGING (1.94%)
                                                     1,653,750
          Sealed Air Corporation*.................
                                                   -----------
          ELECTRONICS (10.42%)
100,000   Applied Materials, Inc.*................   2,950,000
80,000    Intel Corporation.......................   5,930,000
                                                   -----------
                                                     8,880,000
                                                   -----------
          FINANCIAL SERVICES (10.80%)
127,500   Charles Schwab Corporation..............   3,802,500
52,500    Franklin Resources, Inc. ...............   5,400,000
                                                   -----------
                                                     9,202,500
                                                   -----------
          HOTELS & RESTAURANTS (3.13%)
120,000   Mirage Resorts, Inc.*...................   2,664,000
                                                   -----------




Number
  of                                                 Market
Shares                  Common Stock                Value (1)
------                  ------------                ---------

          LEISURE TIME (9.01%)
70,000    Pixar, Inc.*............................ $ 4,528,125
33,000    Disney (Walt) Company...................   3,151,860
                                                   -----------
                                                     7,679,985
                                                   -----------
          REAL ESTATE OPERATIONS (1.62%)
45,000    CCA Prison Realty Trust.................   1,378,125
                                                   -----------
          RETAIL (7.48%)
170,000   Fred Meyer, Inc.*.......................   6,375,000
                                                   -----------
          SOFTWARE (12.49%)
                                                       595,000
          IMS Health, Inc.*.......................
40,000    Microsoft Corporation*..................   8,128,125
50,000    Transaction System Architects, Inc.*....   1,925,000
                                                   -----------
                                                    10,648,125
                                                   -----------
          TRANSPORTATION/RAIL (4.08%)
                                                     3,473,750
          Kansas City Southern Ind., Inc. ........
                                                   -----------

                                                    82,620,095
          Total Common Stock (96.93%).............
          Preferred Stock
          ----------------------------------------
          CONTAINERS & PACKAGING (.98%)
                                                       840,000
          Sealed Air Corporation..................
                                                   -----------
                                                     1,777,854
          Cash, Cash Equivalents and Receivables
           Less Liabilities (2.09%)...............
                                                   -----------
                                                   $85,234,949
          NET ASSETS (100%).......................
                                                   ===========


------------

(1) Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities.

 *  Indicates non-income producing stocks.

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF NET ASSETS

                                 JUNE 30, 1998



ASSETS:
Investments in common stock -- at market value (cost
  $33,310,997)..............................................    $83,460,095
Cash and cash equivalents...................................      2,350,225
Dividends and interest receivable...........................          5,212
Miscellaneous receivable....................................            795
                                                                -----------
     TOTAL ASSETS...........................................     85,816,327
LIABILITIES:
Due to Transamerica Occidental's general account............        578,378
                                                                -----------
NET ASSETS..................................................    $85,237,949
                                                                ===========
Net assets attributable to variable annuity
  contractholders -- 3,241,030 units at $26.122076 per
  unit......................................................    $84,662,437
Reserves for retired annuitants (Note C)....................        575,512
                                                                -----------
                                                                $85,237,949
                                                                ===========


                       STATEMENT OF CHANGES IN NET ASSETS



                                                                For the
                                                              Six months
                                                                 ended          Year ended
                                                               June 30,        December 31,
                                                                 1998              1997
                                                              -----------      ------------

Net investment loss.........................................  $  (363,057)     $  (565,561)
Net realized gain from security transactions................    8,796,925        7,534,255
Change in unrealized appreciation...........................    9,011,650       15,133,358
                                                              -----------      -----------
Net increase in net assets resulting from operations........   17,445,518       22,102,052
Variable annuity deposits (net of sales and administration
  expenses and applicable state premium taxes)..............       40,378           55,296
Payments to Contract Owners:
  Annuity payments..........................................      (30,264)         (48,722)
  Terminations and withdrawals..............................   (1,126,662)      (2,779,706)
Adjustment for mortality guarantees on retired annuitants...       18,998           14,543
                                                              -----------      -----------
Total increase in net assets................................   16,347,969       19,343,463
Net assets at beginning of period...........................   68,889,980       49,546,517
                                                              -----------      -----------
Net assets at end of period.................................  $85,237,949      $68,889,980
                                                              ===========      ===========


See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF OPERATIONS

                                 JUNE 30, 1998



NET INVESTMENT INCOME
  INCOME:
     Dividends..............................................  $   120,086
     Interest...............................................       23,689
                                                              -----------
       Total investment income..............................      143,775
                                                              -----------
  EXPENSES:
     Investment management services.........................      505,464
     Mortality and expense risk charges.....................        1,367
                                                              -----------
       Total expenses.......................................      506,831
                                                              -----------
  Net investment loss.......................................     (363,057)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions..............    8,796,925
  Net change in unrealized appreciation on investments......    9,011,650
                                                              -----------
  Net realized and unrealized gain on investments...........   17,808,575
                                                              -----------
       Net increase in Net Assets resulting from
        operations..........................................  $17,445,519
                                                              ===========


See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as additional information becomes known which could impact the amounts reported and disclosed herein.

Investment in Securities

     Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities. The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $21,872,977 and $12,762,834, respectively, in 1998. The Fund had gross unrealized gains of $50,149,098 at June 30, 1998 related to these investments. Realized gains and losses on investments are determined using the average cost method.

Cash Equivalents

     Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

     Operations of the Fund will form a part of, and be taxed with, those of Transamerica Occidental Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Transamerica Occidental Life will not charge the Fund for income taxes applicable to its investment in the Fund. Under current law, income from assets maintained in the Fund for the exclusive benefit of Participants is in general not subject to federal income tax.

Expenses

     The value of the Fund has been reduced by charges on each Valuation Date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%. These charges are paid to Transamerica Occidental Life.

Other

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

NOTE B -- TRANSAMERICA OCCIDENTAL LIFE INVESTMENT

     As of June 30, 1998, Transamerica Occidental Life had deposited $2,000,000 (current fund value of $55,834,813) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

NOTE C -- RESERVES FOR RETIRED ANNUITANTS

     Reserves for retired annuitants are computed using The Annuity Table for 1949, ultimate, one year age set back and an assumed investment earnings rate of 3 1/2%.

NOTE D -- REMUNERATION

     No remuneration was paid during 1998 by Transamerica Occidental's Separate Account Fund B to any member of the Board of Managers or officer of Fund B or any affiliated person of such members or officers.

FINANCIAL HIGHLIGHTS

     Selected data for an accumulation unit outstanding throughout each period are as follows:



                                          For six
                                           months
                                           ended
                                          June 30,
                                            1998       1997       1996       1995       1994      1993
                                          --------    -------    -------    -------    ------    ------

Investment income.......................  $ 0.044     $  .077    $  .071    $  .044    $ .040    $ .046
Expenses................................   (0.154)      0.244       .163       .125      .089      .081
                                          -------     -------    -------    -------    ------    ------
Net investment loss.....................   (0.110)     (0.167)     (.092)     (.081)    (.049)    (.035)
Net realized and unrealized gain on
  investments...........................    5.409       6.701      3.217      3.880      .563     1.306
                                          -------     -------    -------    -------    ------    ------
    Net increase in accumulation unit
      value.............................    5.299       6.534      3.125      3.799      .514     1.271
Accumulation unit value:
  Beginning of period...................   20.823      14.289     11.164      7.365     6.851     5.580
                                          -------     -------    -------    -------    ------    ------
  End of period.........................  $26.122     $20.823    $14.289    $11.164    $7.365    $6.851
                                          =======     =======    =======    =======    ======    ======
Ratio of expenses to average
  accumulation fund balance(a)..........    (1.27)%      1.33%      1.31%      1.32%     1.31%     1.30%
Ratio of net investment loss to average
  accumulation fund balance(a)..........    (0.87)%     (0.91)%    (0.74)%    (0.86)%   (0.72)%   (0.57)%
Portfolio turnover......................    16.21%      15.21%     32.94%     17.17%    30.62%    41.39%
Number of accumulation units outstanding
  at end of period (000's omitted)......    3,241       3,273      3,431      3,598     3,749     3,820


(a) On an annualized basis.

          TRANSAMERICA
      OCCIDENTAL'S SEPARATE
         ACCOUNT FUND B

      MANAGERS AND OFFICERS

GARY U. ROLLE, Chairman of the
Board
RICHARD N. LATZER, Manager
DONALD E. CANTLAY, Manager
PETER J. SODINI, Manager
JON C. STRAUSS, Manager
BARBARA A. KELLEY, President

                                                           (LOGO)
MATT R. COBEN, Vice President
SALLY S. YAMADA, Assistant
Secretary
THOMAS M. ADAMS, Assistant
Secretary
REGINA M. FINK, Secretary
SUSAN R. HUGHES, Treasurer

Distributor:

Transamerica Financial Resources,
Inc.
1150 South Olive
Los Angeles, California
90015-2211
Tel. (800) 245-8250
                                  TRANSAMERICA

Custodian:
                                  OCCIDENTAL'S
Mellon Bank Securities Trust
1 Mellon Bank Ctr.
                                             SEPARATE
Pittsburgh, PA 15258
                                 ACCOUNT FUND B
Tel. (800) 234-6356
                                   SEMI-ANNUAL
Transamerica Occidental
                                             FINANCIAL
Life Insurance Company
Annuity Service Center
                                             REPORT
P.O. Box 31848
Charlotte, NC 28231-1848
                                  JUNE 30, 1998

800 258-4260

              (LOGO)

This report cannot be used as sales literature.

TFM 1036 Ed. 2-98